Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details) - CAD / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Weighted average exercise price	CAD 2.05	CAD 2.05
Shares outstanding	930,000	930,000
Weighted Average Remaining Contractual Life (Years)	3 years 9 months 22 days	4 years 18 days
Options Exercisable	554,166	532,916
Weighted Average Exercise Price	CAD 1.93	CAD 1.91
Weighted Average Remaining Contractual Life (Years)	3 years 9 months	3 years 11 months 19 days
Exercise Price One [Member]
Weighted average exercise price	CAD 1.73	CAD 1.73
Shares outstanding	505,000	505,000
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 12 days	3 years 8 months 12 days
Options Exercisable	398,333	398,333
Weighted Average Exercise Price	CAD 1.73	CAD 1.73
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 12 days	3 years 8 months 12 days
Exercise Price Two [Member]
Weighted average exercise price	CAD 2.43	CAD 2.43
Shares outstanding	425,000	425,000
Weighted Average Remaining Contractual Life (Years)	4 years 6 months	4 years 9 months
Options Exercisable	155,833	134,583
Weighted Average Exercise Price	CAD 2.43	CAD 2.43
Weighted Average Remaining Contractual Life (Years)	4 years 6 months	4 years 9 months